Average Annual Total Returns - Institutional Class - PIMCO Short-Term Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	2.40%	2.42%	1.85%	0.58%	1.16%	0.60%